SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 732,927	$ 5,716,835	$ 2,626,543
Less: accumulated depreciation	(283,761)	(2,213,337)	(1,708,741)
Property and equipment, net	449,166	3,503,498	917,802
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	250,217	1,951,696
Office Equipment and Other [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	369,544	2,882,448	1,816,860
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 113,166	$ 882,691	$ 809,683